Note 10 - Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of detailed information about property, plant and equipment [text block]
[US$ thousands]	Office properties	Furniture and fixtures	Equipment	Leasehold improvements	Total
Cost:
Cost as of January 1, 2020	7,967	878	28,008	1,747	38,601
Additions	1,135	198	2,259	17	3,608
Acquisition of a subsidiary (Note 3)	-	-	11	-	11
Disposals	(852)	(284)	(1,205)	(37)	(2,377)
Effect of movements in exchange rates	-	(19)	632	7	619
As of December 31, 2020	8,250	773	29,705	1,733	40,462
Additions	-	13	1,020	2	1,034
Acquisition of a subsidiary (Note 3)	234	4	26	7	271
Adjustments to right-of-use assets	2,029	-	457	-	2,486
Disposals	(243)	(4)	(2,331)	(2)	(2,580)
Effect of movements in exchange rates	(13)	(4)	(273)	(21)	(310)
As of December 31, 2021	10,257	782	28,604	1,719	41,363

Depreciation and impairment:
As of January 1, 2020	1,766	464	9,446	869	12,543
Depreciation	2,221	128	7,301	260	9,912
Disposals	(71)	(12)	(77)	(5)	(164)
Effect of movements in exchange rates	-	5	-	-	5
As of December 31, 2020	3,917	586	16,670	1,124	22,295
Depreciation	2,407	86	6,440	251	9,184
Disposals	(243)	(2)	(2,309)	-	(2,554)
Effect of movements in exchange rates	6	-	153	13	172
As of December 31, 2021	6,086	670	20,955	1,388	29,097

Net book value as of December 31, 2020	4,333	187	13,034	609	18,167
Net book value as of December 31, 2021	4,171	111	7,649	331	12,263

Disclosure of detailed information about the estimated useful lives of property, plant and equipment [text block]
	Office properties	Fixture and fittings	Equipment	Leasehold improvements
Useful life	Up to 6 years	Up to 5 years	Up to 10 years, or term of lease contract	Up to 6 years, or term of lease contract
Depreciation method	Straight-line	Straight-line	Straight-line	Straight-line